Pensions - Investment strategy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pensions
Derivatives notional (£bn)		£ 13,925,000
Fair value of assets	£ 78,904	99,545
Fair value of liabilities	72,395	94,047
Interest rate swaps
Pensions
Derivatives notional (£bn)	6,533,000	7,201,000
Fair value of assets	33,807	39,039
Fair value of liabilities	£ 27,424	£ 32,992
Main Pension Scheme
Pensions
Percentage of total plan assets	91.00%	91.00%
Equities	6.80%	7.80%
Index-linked bonds	36.70%	37.70%
Government bonds	13.30%	18.40%
Corporate and other bonds	25.60%	22.00%
Real estate	4.50%	6.00%
Derivatives	2.70%	8.20%
Cash and other assets	10.40%	(0.10%)
Total	100.00%	100.00%
Percentage of collateral	128.00%
Maximum percentage of indirect investment by trustees	5.00%
Main Pension Scheme | Quoted plan assets
Pensions
Equities	0.10%	0.10%
Index-linked bonds	36.70%	37.70%
Government bonds	13.30%	18.40%
Corporate and other bonds	19.20%	15.30%
Total	69.30%	71.50%
Main Pension Scheme | Unquoted plan assets
Pensions
Equities	6.70%	7.70%
Corporate and other bonds	6.40%	6.70%
Real estate	4.50%	6.00%
Derivatives	2.70%	8.20%
Cash and other assets	10.40%	(0.10%)
Total	30.70%	28.50%
Main Pension Scheme | Swap
Pensions
Derivatives notional (£bn)	£ 81,000	£ 124,000
Derivatives, amount contributed to fair value of plan assets	714	2,642
Main Pension Scheme | Inflation rate swaps
Pensions
Derivatives notional (£bn)	29,000	21,000
Fair value of assets	1,929	1,873
Fair value of liabilities	940	990
Main Pension Scheme | Interest rate swaps
Pensions
Derivatives notional (£bn)	52,000	103,000
Fair value of assets	3,121	14,317
Fair value of liabilities	3,394	12,546
Main Pension Scheme | Currency forwards
Pensions
Derivatives notional (£bn)	13,000	12,000
Fair value of assets	235	310
Fair value of liabilities	34	113
Main Pension Scheme | Equity and bond put options
Pensions
Fair value of assets		2
Fair value of liabilities	4	70
Main Pension Scheme | Other
Pensions
Derivatives notional (£bn)	1,000	1,000
Fair value of assets	8	14
Fair value of liabilities	20	£ 19
AA section of the group pension fund
Pensions
Bulk annuity policy, amount contributed to fair value of plan assets	£ 546
Percentage of defined benefit obligation covered by value of bulk annuity policy	99.00%
Residual assets, amount contributed to fair value of plan assets	£ 145